Leases (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases Disclosure [Abstract]
Long-term leases	$ 620
Right-of-use assets	8,722
Right-of-use lease liabilities	$ 8,977